UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23008

Bond Portfolio II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 21.8%

Security	Principal Amount* (000’s omitted)		Value

Banks — 3.3%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$202,918
Citigroup, Inc., 6.25%, 6/29/17	NZD	265	210,089
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	165	129,159
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	260	199,626
Morgan Stanley, 7.60%, 8/8/17	NZD	82	66,747

			$808,539

Commercial Services — 1.4%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	$18,700
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	97,138
Western Union Co. (The), 6.20%, 11/17/36		226	228,196

			$344,034

Computers — 0.9%
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		320	$227,200

			$227,200

Diversified Financial Services — 1.7%
Jefferies Group, LLC, 6.50%, 1/20/43		107	$106,742
Navient Corp., 5.625%, 8/1/33		260	213,200
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	95,025

			$414,967

Foods — 0.9%
Safeway, Inc., 7.25%, 2/1/31		211	$215,220

			$215,220

Home Builders — 1.4%
MDC Holdings, Inc., 6.00%, 1/15/43		386	$336,785

			$336,785

Iron & Steel — 0.8%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$190,120

			$190,120

Mining — 2.9%
Southern Copper Corp., 5.25%, 11/8/42		520	$480,647
Teck Resources, Ltd., 5.20%, 3/1/42		206	169,541
Teck Resources, Ltd., 5.40%, 2/1/43		58	50,255

			$700,443

Security	Principal Amount* (000’s omitted)	Value

Miscellaneous Manufacturing — 1.0%
Trinity Industries, Inc., 4.55%, 10/1/24	252	$249,227

		$249,227

Oil & Gas — 3.1%
Apache Corp., 4.25%, 1/15/44	161	$153,843
Continental Resources, Inc., 3.80%, 6/1/24	111	106,900
Noble Energy, Inc., 5.05%, 11/15/44	148	154,816
Rowan Cos., Inc., 5.40%, 12/1/42	410	334,236

		$749,795

Retail — 1.7%
JC Penney Corp., Inc., 6.375%, 10/15/36	550	$419,375

		$419,375

Telecommunications — 2.7%
Avaya, Inc., 10.50%, 3/1/21(1)	420	$371,700
Sprint Capital Corp., 6.875%, 11/15/28	320	290,400

		$662,100

Total Corporate Bonds & Notes (identified cost $5,413,867)		$5,317,805

Foreign Corporate Bonds — 14.6%

Security	Principal Amount* (000’s omitted)	Value

Engineering & Construction — 1.8%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)	370	$323,750
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)	121	104,626

		$428,376

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)	85	$85,000

		$85,000

Mining — 2.5%
Barrick Gold Corp., 5.25%, 4/1/42	325	$307,200
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	165	158,531
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)	170	154,214

		$619,945

14	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc., 7.45%, 5/1/34(1)		205	$194,750

			$194,750

Oil & Gas — 2.3%
Ensco PLC, 5.75%, 10/1/44		198	$195,966
Petrobras Global Finance BV, 5.625%, 5/20/43		450	373,950

			$569,916

Telecommunications — 6.8%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	4,000	$254,048
Axtel SAB de CV, 9.00%, 1/31/20(1)		400	386,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	124,200
Oi SA, 5.75%, 2/10/22(1)		310	264,275
OTE PLC, 3.50%, 7/9/20(3)	EUR	100	102,179
Telecom Italia Capital SA, 6.00%, 9/30/34		500	525,000

			$1,655,702

Total Foreign Corporate Bonds (identified cost $3,549,905)			$3,553,689

Foreign Government Bonds — 13.0%

Security		Principal Amount* (000’s omitted)	Value

Brazil — 2.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	2,170	$644,391

			$644,391

Ecuador — 0.8%
Republic of Ecuador, 7.95%, 6/20/24(1)		200	$196,000

			$196,000

Greece — 0.3%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	6	$4,009
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	6	3,990
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	6	3,928
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	6	3,773

Security		Principal Amount* (000’s omitted)	Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	6	$3,709
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	6	3,662
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	6	3,668
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	6	3,654
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	6	3,654
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	6	3,693
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	6	3,655
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	6	3,655
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	6	3,655
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	6	3,659
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	6	3,667
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	6	3,654
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	6	3,665
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	6	3,657
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	6	3,648
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	6	3,654

			$74,309

Mexico — 2.7%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,890	$588,345
Mexican Bonos, 7.75%, 11/13/42	MXN	831	62,634

			$650,979

New Zealand — 0.6%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	175	$143,087

			$143,087

Supranational — 6.0%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	4,720,000	$358,064

15	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Supranational (continued)
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	$91,138
Inter-American Development Bank, 7.20%, 11/14/17	IDR	1,400,000	104,983
International Finance Corp., 6.30%, 11/25/24	INR	12,460	186,091
International Finance Corp., 7.80%, 6/3/19	INR	11,300	185,369
International Finance Corp., 8.25%, 6/10/21	INR	32,000	538,914

			$1,464,559

Total Foreign Government Bonds (identified cost $3,373,013)			$3,173,325

Convertible Bonds — 16.6%

Security	Principal Amount (000’s omitted)		Value

Health Care – Products — 0.9%
Hologic, Inc., 0.00%, 12/15/43		$180	$211,725

			$211,725

Home Builders — 6.5%
KB Home, 1.375%, 2/1/19		$430	$412,262
Lennar Corp., 3.25%, 11/15/21(1)		145	286,738
Ryland Group, Inc. (The), 0.25%, 6/1/19		545	516,387
Standard Pacific Corp., 1.25%, 8/1/32		315	369,338

			$1,584,725

Machinery – Diversified — 1.4%
Chart Industries, Inc., 2.00%, 8/1/18		$310	$327,437

			$327,437

Oil & Gas — 3.1%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)		$100	$88,500
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)		150	72,626
Ecopetrol SA, 5.875%, 5/28/45		257	247,684
Pacific Drilling SA, 5.375%, 6/1/20(1)		215	183,287
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		245	172,112

			$764,209

Semiconductors — 3.3%
Intel Corp., 3.482% to 6/15/15, 12/15/35(4)		$335	$427,544
Novellus Systems, Inc., 2.625%, 5/15/41		175	386,422

			$813,966

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 1.4%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$334,369

		$334,369

Total Convertible Bonds (identified cost $3,991,387)		$4,036,431

Asset-Backed Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.53%, 7/17/31(1)(6)	$110	$111,003
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	250	256,550

Total Asset-Backed Securities (identified cost $357,012)		$367,553

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$113,935
COMM, Series 2013-CR10, Class D, 4.953%, 8/10/46(1)(7)	150	150,056
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(1)(7)	200	181,181
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(1)(7)	100	91,210
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(7)	250	239,953
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(1)(7)	200	180,622
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	200	173,760

Total Commercial Mortgage-Backed Securities (identified cost $1,107,264)		$1,130,717

16	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Interests — 0.4%(8)

Security	Principal Amount (000’s omitted)	Value

Food Services — 0.4%
Weight Watchers International, Inc., Term Loan, 4.00%, maturing 4/2/20	$194	$103,574

Total Senior Floating-Rate Interests (identified cost $131,898)		$103,574

Convertible Preferred Stocks — 5.1%

Security	Shares	Value

Health Care – Products — 0.9%
Alere, Inc., 3.00%	625	$207,687

		$207,687

Iron & Steel — 0.3%
Cliffs Natural Resources, Inc., 7.00%	12,700	$74,835

		$74,835

Oil & Gas — 2.3%
Chesapeake Energy Corp., 5.75%(1)	545	$469,381
SandRidge Energy, Inc., 7.00%	450	17,100
SandRidge Energy, Inc., 8.50%	1,730	73,525

		$560,006

Real Estate Investment Trusts (REITs) — 1.6%
iStar Financial, Inc., Series J, 4.50%	6,840	$396,310

		$396,310

Total Convertible Preferred Stocks (identified cost $1,472,712)		$1,238,838

Short-Term Investments — 21.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(9)	$5,329	$5,329,040

		$5,329,040

Total Short-Term Investments (identified cost $5,329,040)		$5,329,040

Total Investments — 99.5% (identified cost $24,726,098)		$24,250,972

Other Assets, Less Liabilities — 0.5%		$121,517

Net Assets — 100.0%		$24,372,489

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	–	Americold LLC Trust
CAH	–	Colony American Homes
COMM	–	Commercial Mortgage Trust
DNKN	–	DB Master Finance LLC
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust

BRL	–	Brazilian Real
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $5,641,739 or 23.1% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $319,575 or 1.3% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(5)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

17	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Country Concentration of Portfolio (based on country risk)

Country	Percentage of Net Assets	Value
United States	68.5%	$16,701,077
Mexico	6.6	1,614,777
Supranational	6.0	1,464,559
Brazil	5.3	1,282,616
Canada	3.7	893,860
Luxembourg	2.9	708,287
Colombia	1.5	371,884
Australia	1.3	312,745
United Kingdom	1.2	298,145
Ecuador	0.8	196,000
New Zealand	0.6	143,087
Cayman Islands	0.4	104,626
Austria	0.4	85,000
Greece	0.3	74,309

Total Investments	99.5%	$24,250,972

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	82.5%	$20,108,881
New Zealand Dollar	3.9	951,626
Indian Rupee	3.7	910,374
Mexican Peso	3.7	905,027
Brazilian Real	2.7	644,391
Indonesian Rupiah	2.3	554,185
Euro	0.7	176,488

Total Investments	99.5%	$24,250,972

18	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $19,397,058)	$18,921,932
Affiliated investment, at value (identified cost, $5,329,040)	5,329,040
Interest and dividends receivable	310,044
Interest receivable from affiliated investment	871
Receivable from affiliate	22,325
Total assets	$24,584,212

Liabilities
Payable for investments purchased	$176,648
Payable to affiliates:
Investment adviser fee	10,961
Trustees’ fees	123
Accrued expenses	23,991
Total liabilities	$211,723
Net Assets applicable to investors’ interest in Portfolio	$24,372,489

Sources of Net Assets
Investors’ capital	$24,847,922
Net unrealized depreciation	(475,433)
Total	$24,372,489

19	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2015(1)
Interest	$390,320
Dividends	44,349
Interest allocated from affiliated investment	4,766
Total investment income	$439,435

Expenses
Investment adviser fee	$56,930
Trustees’ fees and expenses	857
Custodian fee	15,620
Legal and accounting services	20,408
Miscellaneous	1,207
Total expenses	$95,022
Deduct —
Allocation of expenses to affiliate	$22,325
Total expense reductions	$22,325

Net expenses	$72,697

Net investment income	$366,738

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$95,327
Investment transactions allocated from affiliated investment	14
Foreign currency transactions	(5,276)
Net realized gain	$90,065
Change in unrealized appreciation (depreciation) —
Investments	$(475,126)
Foreign currency	(307)
Net change in unrealized appreciation (depreciation)	$(475,433)

Net realized and unrealized loss	$(385,368)

Net decrease in net assets from operations	$(18,630)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

20	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2015 (Unaudited)(1)
From operations —
Net investment income	$366,738
Net realized gain from investment and foreign currency transactions	90,065
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(475,433)
Net decrease in net assets from operations	$(18,630)
Capital transactions —
Contributions	$24,435,873
Withdrawals	(44,754)
Net increase in net assets from capital transactions	$24,391,119

Net increase in net assets	$24,372,489

Net Assets
At beginning of period	$—
At end of period	$24,372,489

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

21	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Supplementary Data

Ratios/Supplemental Data	Period Ended April 30, 2015(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.70	%(3)(4)
Net investment income	3.53	%(4)
Portfolio Turnover	11	%(5)

Total Return	(0.28	)%(5)

Net assets, end of period (000’s omitted)	$24,372

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.22% of average daily net assets for the period ended April 30, 2015). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

22	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio II (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 3, 2014. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Bond Fund II held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any

23

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

24

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the period ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $56,930 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $22,325 of the Portfolio’s operating expenses for the period ended April 30, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $20,749,769 and $1,446,935, respectively, for the period ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,772,621

Gross unrealized appreciation	$304,003
Gross unrealized depreciation	(825,652)

Net unrealized depreciation	$(521,649)

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$5,317,805	$—	$5,317,805
Foreign Corporate Bonds	—	3,553,689	—	3,553,689
Foreign Government Bonds	—	3,173,325	—	3,173,325
Convertible Bonds	—	4,036,431	—	4,036,431
Asset-Backed Securities	—	367,553	—	367,553
Commercial Mortgage-Backed Securities	—	1,130,717	—	1,130,717
Senior Floating-Rate Interests	—	103,574	—	103,574
Convertible Preferred Stocks	—	1,238,838	—	1,238,838
Short-Term Investments	—	5,329,040	—	5,329,040

Total Investments	$—	$24,250,972	$—	$24,250,972

26

Eaton Vance

Bond Fund II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 6, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Bond Fund II (formerly Eaton Vance Multi-Sector Income Fund) (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the October 6, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Fund.

27

Eaton Vance

Bond Fund II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. The Fund will invest primarily in the Bond Portfolio II (formerly Multi-Sector Income Portfolio) (the “Portfolio”) and may also invest directly in securities or other instruments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in a wide range of global income securities, including among others corporate bonds and other investment-grade and below investment-grade fixed income securities, senior and junior loans, U.S. government securities, commercial paper, and mortgage-related securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the other Eaton Vance funds, including the Portfolio, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from such other funds. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

28

Bond Portfolio II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 6, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Bond Portfolio II (formerly Multi-Sector Income Portfolio) (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the October 6, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, if applicable, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Portfolio’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser; and

•	The terms of the investment advisory agreement of the Portfolio.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Portfolio.

29

Bond Portfolio II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in a wide range of global income securities, including among others corporate bonds and other investment-grade and below investment-grade fixed income securities, senior and junior loans, U.S. government securities, commercial paper, and mortgage-related securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Portfolio for advisory services (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Portfolio’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

30

Eaton Vance

Bond Fund II

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Bond Fund II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio II

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund II and Bond Portfolio II

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Bond Portfolio II

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund II

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

18475 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio II

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 16, 2015